Deferred Tax - Additional Information (Details) £ in Millions		12 Months Ended
	Jan. 02, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax recognized on acquisition			$ 719,000
Accumulated unutilized trading tax losses carried forward	$ 5,000,000		232,000,000	$ 382,000,000
Maximum offset percentage of carry forward operating loss	80.00%
Unrecognized gross deferred tax asset in future tax deduction on share options				$ 212,000,000
Americas
Deferred Tax Assets And Liabilities [Line Items]
Accumulated unutilized trading tax losses carried forward			$ 29,000,000
Net operating losses carried forward term			20 years
Net operating losses carried forward expiration date		Dec. 31, 2030
Brazil
Deferred Tax Assets And Liabilities [Line Items]
Trading losses carried forward utilization restriction percentage		30.00%
Japan
Deferred Tax Assets And Liabilities [Line Items]
Trading losses carried forward utilization restriction percentage		50.00%
UK Group profits exceeding £5.0m | United Kingdom
Deferred Tax Assets And Liabilities [Line Items]
Additional percentage of restricted total profit offset by brought forward losses		50.00%
Total profit offset by brought forward losses | £		£ 5
Style.com
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax recognized on acquisition			$ 719,000